November 9, 2015

SHENKMAN FLOATING RATE HIGH INCOME FUND

Class A	SFHAX
Class C	SFHCX
Class F	SFHFX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) each dated November 9, 2015

The Shenkman Floating Rate High Income Fund’s Class A, Class C and Class F shares are not currently available for purchase.

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Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.